UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 2001

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
October 15, 2001

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  153
Form Information Table Value Total: $321,172,589



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


LIBERTY MEDIA CORPORATION-CLASS A-
Common-
530718105
47869678
3769266
sole
ADVO INC-
common-
007585102
238000
7000
sole
ALLEGHANY CORP-
common-
017175100
817890
4100
sole
AMPAL-AMERICAN ISRAEL CORPORATION-CLASS A-
common-
032015109
71912
17800
sole
BARRA INC-
Common-
068313105
12379091
294600
sole
BAYCORP HOLDINGS LTD-
common-
072728108
171200
20000
sole
BCE INC-
common-
05534B109
264600
12000
sole
BEYONICS TECHNOLOGY LIMITED-
common-
06920931
2522
27000
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
466000
200
sole
CABLEVISION SYS CORP-
common-
12686C844
3270990
155400
sole
CACI INTL INC-
common-
127190304
3346831
61230
sole
CALGON CARBON CORPORATION-
common-
129603106
76100
10000
sole
CATALINA MARKETING CORPORATION-
Common-
148867104
1415400
50550
sole
CATELLUS DEVELOPMENT CORPORATION-
common-
149111106
269192
15400
sole
CENTURY TEL-
common-
156700106
368500
11000
sole
CHESAPEAKE ENERGY CORP-
common-
165167107
84750
15000
sole
CLARK/BARDES HOLDINGS INC-
common-
180668105
200508
9300
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
4457600
199000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
28268100
769200
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
546000
14000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
31720
12200
sole
CORUS ENTMT INC-
common-
220874101
521883
31764
sole
CROWN MEDIA HOLDINGS INC-
common-
228411104
1457550
142200
sole
DIGITAL CHINA HOLDINGS LIMITED-
common-
94113U100
200000
25000
sole
FINOVA GROUP INC-
common-
317928109
101696
90800
sole
FLOWERS FOODS INC-
common-
343498101
331325
9140
sole
GALEY & LORD INC-
common-
36352K103
7500
12500
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
8433120
427860
sole
GENERAL MOTORS CL H-
common-
370442832
3896198
294200
sole
GETTY IMAGES INC-
common-
374276103
259205
23500
sole
GLOBAL LIGHT TELECOMMUNICATIONS
Common-
37934X100
69700
34000
sole
GREEN MOUNTAIN CORPORATION-
common-
393154109
247500
15000
sole
GREY WOLF INC-
common-
397888108
25200
14000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
1828656
36000
sole
GRUPO TELEVISA SA GDR-
Common-
40049J206
229600
8000
sole-
IDT CORPORATION-
Common-
448947101
404800
35200
sole
IDT CORPORATION CLASS B-
common-
448947309
340736
35200
sole
IGATE CAPITAL CORPORATION-
common-
45169U105
36540
14500
sole
IMS HEALTH INC-
Common-
449934108
39378600
1572000
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
786000
60000
sole
IONICS INCORPORATED-
common-
462218108
265320
12000
sole
JOS A BANK CLOTHIERS INC-
common-
480838101
47500
10000
sole
KNIGHT TRADING GROUP INC-
common-
499063105
177330
23000
sole
KROLL INC-
common-
501049100
15466924
1331600
sole
LEUCADIA NATIONAL CORP-
common-
527288104
436800
14000
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
1233125
4800000
sole
LEVEL 3 COMMUNICATIONS INC 12.875% CONV-
convertible-
52729NAR1
640000
3200000
sole
LEVEL 3 COMMUNICATIONS INC 11.25% CONV-
convertible-
52729NAW0
480874
1200000
sole
LIBERTY LIVEWIRE CORP-
common-
530709104
2259079
335673
sole
LIBERTY SATELLITE & TECHNOLOGY INC CL A-
common-
531182103
451360
364000
sole
LONDON PACIFIC GROUP LTD-
common-
542073101
82600
28000
sole
LONDON STOCK EXCHANGE PLC-
common-
952985
248383
50000
sole
LYNCH CORP-
common-
551137102
524800
23800
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
10300455
208090
sole
MARKETWATCH.COM INC-
Common-
570619106
359600
248000
sole
MARVEL ENTERPRISES INC 8% CONVERTIBLE
convertible-
57383M207
18040
10612
sole
MERCURY COMPUTER SYS INC-
common-
589378108
2268959
60425
sole
MICRO GENERAL CORPORATION-
common-
594838302
113255
13200
sole
MILLICOM INTERNATIONAL CELLULAR SA-
common-
L6388F102
572400
54000
sole
MOBILE TELESYSTEMS ADR-
common-
607409109
294480
12000
sole
NET RATINGS INC-
common-
64116M108
360850
35000
sole
NTL INC-
convertible sub notes-
62940TAA7
417000
2400000
sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
143760
12000
sole
VIMPEL COMMUNICATIONS-
Common-
68370R109
1182240
72000
sole
OMI CORP NEW-
common-
Y6476W104
54990
13000
sole
OSHKOSH TRUCK CORPORATION-
common-
688239201
434640
12000
sole
OSMONICS INC-
common-
688350107
200000
16000
sole
PARGESA HOLDINGS-
common-
4671026-SEDOL
2717610
1378
sole
PATHMARK STORES INC-
common-
70322A101
404600
sole
PENTON MEDIA INC-
Common-
709668107
447300
126000
sole
PHILADELPHIA SUBURBAN CORPORATION-
common-
718009608
262600
10000
sole
PIXAR-
common-
725811103
1741240
43100
sole
POWER CORPORATION OF CANADA-
common-
2697701
245117
11000
sole
PRICE COMMUNICATIONS CORP-
common-
741437305
1362780
80400
sole
PRIMACOM AG
common-
74154N108
1030560
542400
sole
RCN CORPORATION-
Common-
749361101
4776736
1492730
sole
RADIO UNICA COMMUNICATIONS CORP-
common-
75040Q106
22540
14000
sole
RITCHIE BROS AUCTIONEERS INC-
common-
767744105
397600
16000
sole
ROBO GROUP TEK LITD-
common-
M20330102
96877
90539
sole
ROGERS COMMUNICATIONS INC-
common-
775109200
163195
12700
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
12067000
23150000
sole
SBC COMMUNICATIONS INC-
common-
78387G103
376960
8000
sole
SBS BROADCASTING SA-
common-
L8137F102
1152000
72000
sole
SCANDINAVIAN BROADCASTING SYS SA CONV SUB NTS-
convertible-
805906AC8
1634875
2050000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1364384
22400
sole
SHENANDOAH TELECOMMUNICATIONS COMPANY-
common-
82312B106
428040
12300
sole
SOUNDVIEW TECHNOLOGY GROUP INC-
common-
83611Q109
258349
128532
sole
SUNSHINE PCS CORP-
common-
86783P106
385070
160340
sole
TASTY BAKING COMPANY-
common-
876553306
248430
14700
sole
TCL INTERNATIONAL HOLDINGS LIMITED-
common-
6193788
1500
15000
sole
TECHNITROL INC-
common-
878555101
223000
10000
sole
TELE CENTRO OESTE CELULAR PARTICIPACOES SA ADR-
Common-
87923P105
99000
20000
sole
TELEFONICA SA ADR-
Common-
879382208
232472
8370
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
28486686
302100
sole
TELE2 AB ADS B-
common-
87952P208
1479000
58000
sole
TELEWEST COMMUNICATIONS ADR-
common-
87956P105
135800
28000
sole
THERMO ELECTRON CORP-
common-
883556102
870010
48200
sole
TREDEGAR CORPORATION-
Common-
894650100
782000
46000
sole
TPV TECHNOLOGY LIMITED-
common-
6179830
2514
12000
sole
TREMONT ADVISERS INC CL B-
common-
894729201
273360
141000
sole
TRIZEC HAHN CORPORATION-
common-
896938107
180100
10000
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
298375
500000
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
3224275
1389386
sole
UNITEDGLOBALCOM INC PFD CONV 7%-
convertible preferred-
913247805
129400
37800
sole
UNITEDGLOBALCOM INC PFD CONV 10.75%-
convertible preferred-
910734AE2
480000
2000000
sole
UNITED PAN-EUROPE COMMUNICATIONS NV-
common-
911300200
342720
1224000
sole
U S VISION INC-
common-
90339M104
55800
15500
sole
VERMONT PURE HOLDINGS LTD-
common-
924237100
341000
110000
sole
VERTEX INTERACTIVE INC-
common-
925322109
10300
10000
sole
VODAFONE AIRTOUCH PLC ADR-
Common-
92857W100
329400
15000
sole
THE WASHINGTON POST COMPANY-CLASS B-
Common-
939640108
5353940
10300
sole
WESCO FINL CORP-
common-
950817106
406140
1400
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
732600
2200
sole
ABBOTT LABORATORIES
Common-
002824100
1918450
37000
sole
AMERICAN HOME PRODUCTS CORPORATION-
Common-
026609107
1450425
24900
sole
AMGEN INC-
Common-
031162100
1673476
28475
sole
ASTRAZENECA GROUP PLC ADR-
Common-
046353108
887300
19000
sole
AVAX TECHNOLOGIES INC-
common-
053495305
44500
50000
sole
AVENTISS SA-
Common-
053561106
1126350
15000
sole
BIO TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
246840
33000
sole
BIOGEN INC-
Common-
09597105
13333920
24000
sole
BIOMIRA INC-
Common-
0961R106
170570
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
1833480
33000
sole
CHIRON CORPORATION-
Common-
170040109
1464210
33000
sole
CORIXA CORPORATION-
Common-
21887F100
168049
16006
sole
ELAN PLC ADR-
common-
284131208
1547251
31935
sole
ELAN CORPORATION PLC-
common-
G29539148
4039
31000
sole
ENTREMED INC-
common-
29382F103
94600
11000
sole
GENENTECH INC-
Common-
368710406
1165120
26480
sole
GENZYME CORPORATION-
Common-
372917104
1771380
39000
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
131750
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
1384649
24673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
463650
15000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
1784520
36000
sole
ILEX ONCOLOGY INC-
Common-
451923106
557720
22000
sole
IMMUNEX CORPORATION-
Common-
452528102
373600
20000
sole
IMPATH INC-
Common-
45255G101
828240
24000
sole
JOHNSON & JOHNSON
Common-
478160104
3072484
55460
sole
ELI LILLY AND COMPANY-
Common-
532457108
1694700
21000
sole
MGI PHARMA INC-
Common-
552880106
254030
19000
sole
MEDIMMUNE INC-
Common-
584699102
801675
22500
sole
MERCK & CO INC-
Common-
589331107
1545120
23200
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
324937
18296
sole
NEO RX CORPORATION-
Common-
640520300
67230
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2101680
54000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
42120
12000
sole
PFIZER INC-
common-
717081103
1804500
45000
sole
PHARMACIA CORP-
Common-
71713U102
1198105
29539
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
69900
10000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
148146
16000
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
1335600
36000
sole
TARGETED GENETICS CORPORATION
Common-
87612M108
54520
29000
sole
321172589

/DOCUMENT
/SUBMISSION